Provision for Environmental Rehabilitation - Disclosure of Rates Used in the Calculated of the Provision (Details) - Provision for environmental rehabilitation	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
South African operations | Later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	5.25%	5.00%	5.25%
South African operations | – 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	5.11%	4.50%	5.25%
Discount rates	4.90%	3.90%	6.50%
South African operations | – one to five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	7.30%	5.55%	6.85%
South African operations | – six to nine years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	9.00%	8.20%	8.50%
South African operations | – ten years or more
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	10.30%	10.95%	9.60%
South African operations | Between one to two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	4.99%	4.50%	5.25%
PNG operations
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	6.28%	6.28%	5.00%
Discount rates	5.50%	5.50%	6.25%